EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of basic earnings per share

	Year ended December 31
	2024	2023	2022
Net earnings attributable to the Group’s common shareholders (R$ thousand)	8,215,667	6,786,352	10,106,323
Net earnings attributable to the Group’s preferred shareholders (R$ thousand)	9,037,233	7,464,977	11,116,941
Weighted average number of common shares outstanding (thousands)	5,315,458	5,330,305	5,337,877
Weighted average number of preferred shares outstanding (thousands)	5,298,682	5,311,866	5,319,573
Basic earnings per share attributable to common shareholders of the Group (in Reais)	1.55	1.27	1.89
Basic earnings per share attributable to preferred shareholders of the Group (in Reais)	1.71	1.41	2.09